Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 1,819,098	$ 2,247,408	$ 2,422,792	$ 2,124,258
Cash and cash equivalents	(87,770)	(142,982)
Stockholders' equity, net	1,731,328	2,104,426
Total financial debt	122,707	182,729
Leasing liabilities	409,875	355,513
Overall financing	$ 532,582	$ 538,242
Capital-to-overall financing ratio	3.25	3.91